Purchases and other expenses	12 Months Ended
Dec. 31, 2023
Purchases and other expenses
External purchases

5.1    External purchases

(in millions of euros)	2023	2022	2021
Commercial, equipment expenses and content rights	(8,163)	(7,772)	(7,385)
o/w costs of terminals and other equipment sold	(4,830)	(4,459)	(4,234)
o/w advertising, promotional, sponsoring and rebranding costs	(784)	(804)	(783)
Service fees and inter-operator costs	(3,972)	(4,251)	(4,349)
o/w interconnexion costs	(2,359)	(2,703)	(2,956)
Other network expenses, IT expenses	(3,928)	(3,590)	(3,530)
Other external purchases	(3,259)	(3,119)	(2,709)
o/w building cost for resale	(1,170)	(1,236)	(1,047)
o/w overhead	(1,292)	(1,172)	(1,044)
o/w rental expenses	(111)	(134)	(147)
Total external purchases(1)	(19,322)	(18,732)	(17,973)

(1)	Energy purchases, mainly comprising electricity, represent (1,017) million euros in 2023, (798) million euros in 2022 and (579) million euros in 2021.

Accounting policies

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 16).

Advertising, promotion, sponsoring, communication and brand development costs are recorded as expenses during the period in which they are incurred.

Since the application of IFRS 16, on January 1, 2019, lease expenses have included rental payments on leases with an enforceable period, with no option to extend, of 12 months or less, leases where the value, when new, of the underlying asset is less than approximately 5,000 euros, and variable lease payments which were not included in the measurement of the lease liability (see Note 9).

Other operating expenses

5.2    Other operating expenses

(in millions of euros)	2023	2022	2021
Litigation(1)	(41)	(50)	(218)
Allowances and losses on trade receivables – telecom activities	(218)	(206)	(213)
Cost of bank credit risk	(64)	(49)	(48)
Expenses from universal service	(26)	(28)	(22)
Operating foreign exchange gains (losses)	(18)	(23)	(20)
Acquisition and integration costs	(28)	(40)	(14)
Other expenses	(55)	(17)	(165)
Total other operating expenses	(452)	(413)	(700)

(1)	See Note 18.

Allowances and losses on trade receivables from telecom activities are detailed in Note 4.3.

The cost of credit risk applies only to Mobile Financial Services and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts (see Note 17.2.1).

Certain expenses related to litigation are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2023	2022	2021
Provisions for litigation - in the opening balance	387	405	525
Additions with impact on income statement	49	26	162
Reversals with impact on income statement (1)	(132)	(12)	(10)
Discounting with impact on income statement	—	1	—
Utilizations without impact on income statement (2)	(24)	(34)	(317)
Changes in consolidation scope	2	2	—
Translation adjustment	1	0	1
Reclassifications and other items	1	—	44
Provisions for litigation - in the closing balance	283	387	405
o/w non-current provisions	40	47	51
o/w current provisions	244	340	353

(1)	Mainly corresponds to the provision reversal of (97) million euros for the Digicel litigation after a favorable decision by the French Supreme Court in 2023 (see Note 18).
(2)	Corresponded mainly to the conviction for anti-competitive practices in the “enterprise” market segment in 2021 (see Note 18).

The Group’s significant litigation are described in Note 18.

Accounting policies

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 18.

The costs which may result from these proceedings are accrued at the reporting date if the Group has a present obligation toward a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk at any time. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

–  probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

–  present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Acquisition and integration costs

Acquisition and integration costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new employees, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Restructuring costs

5.3    Restructuring costs

(in millions of euros)	2023	2022	2021
Departure plans(1)	(355)	(54)	(241)
Lease property restructuring	(18)	(21)	(6)
Distribution channels	(3)	(12)	(22)
Other(2)	(80)	(38)	(63)
Total restructuring costs	(456)	(125)	(331)

(1)	In 2023, mainly relates to the costs and provisions associated with the departure plans at Orange Business for 180 million euros (of which 141 million euros in France for around 650 jobs) and Orange Bank for around 600 jobs for 122 million euros.

In 2022, mainly related to the Equant departure plan for around 300 people.

In 2021, mainly related to departure plans at Orange Polska, for around 1,400 people, and Orange Espagne, for around 400 people.

(2)	In 2023, includes 35 million euros of costs related to the discontinuation of the commercialization of products and services as part of the Orange Business restructuring plan.

Orange Business restructuring plan in France

Orange Business has presented the operational implementation of its strategic priorities within the framework of the strategic plan Lead the future. This plan carries a strong ambition to transform and simplify Orange Business, whose market is undergoing profound changes. The plan includes the discontinuation of the commercialization of around 150 products and services and the elimination of around 650 jobs in France, on a voluntary basis. As a result, restructuring costs (including provisions corresponding to the best estimate to date of the costs of the plan) were recognized at December 31, 2023, for 176 million euros.

End of Orange Bank activities

On June 28, 2023, the Orange group announced its intention to withdraw from retail banking in France and Spain, as well as the launch of discussions with BNP Paribas with a view to providing Orange Bank customers with a dedicated offering, customer journey and support. Since then, Orange Bank has embarked on negotiations with employee representatives to initiate a departure plan (around 600 jobs in France). At December 31, 2023, this plan is still being negotiated. A restructuring provision totalling 122 million euros was recognized at December 31, 2023, corresponding to the best estimate to date of the costs of the plan.

Some restructuring costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2023	2022	2021
Restructuring provisions - in the opening balance	162	185	117
Additions with impact on income statement(1)	393	98	277
Reversals with impact on income statement	(26)	(26)	(17)
Discounting with impact on income statement	(1)	(5)	(1)
Utilizations without impact on income statement	(54)	(90)	(191)
Changes in consolidation scope	—	—	—
Translation adjustment	1	(1)	—
Reclassifications and other items	—	—	(1)
Restructuring provisions - in the closing balance	477	162	185
o/w non-current provisions	196	43	61
o/w current provisions	281	119	124

(1)	In 2023, mainly relates to provisions of 173 million euros for the Orange Business departure plans (including 134 million euros in France) and 122 million euros for the Orange Bank departure plan.

In 2022, related to provisions of 30 million euros for the Equant departure plans.

In 2021, related to provisions of 155 million euros for the departure plans in Spain.

Accounting policies

Restructuring costs

The adaptation of the Group's activities to changes in the environment may generate costs related to the discontinuation or major transformation of an activity. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by the internal governance bodies.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

–  employee departure plans;

–  termination of contracts linked to a fundamental reorganization of the activity (compensation paid to suppliers to terminate contracts, etc.);

–  cost of vacant buildings (outside the scope of IFRS 16);

–  fundamental transformation plans for communication network infrastructures;

–  onerous contracts related to the termination or fundamental reorganization of business: during the course of a contract, when the economic circumstances that prevailed at inception change, some commitments toward the suppliers may become onerous, i.e. the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Broadcasting rights and equipment inventories

5.4    Broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Handset inventories (1)	787	629	593
Other products/services sold	96	125	77
Available broadcasting rights	80	102	102
Other supplies	265	258	242
Gross value	1,228	1,114	1,015
Depreciation	(76)	(67)	(64)
Net book value of equipment inventories and broadcasting rights	1,152	1,048	952

(1)	Of which inventories treated as consignment with distributors amounting to 47 million euros at December 31, 2023, 42 million euros at December 31, 2022 and 68 million euros at December 31, 2021.

(in millions of euros)	2023	2022	2021
Net balance of inventories - in the opening balance	1,048	952	814
Business related variations	77	104	125
Changes in the scope of consolidation(1)	25	3	9
Translation adjustment	2	(4)	3
Reclassifications and other items	0	(6)	(1)
Net balance of inventories - in the closing balance	1,152	1,048	952

(1)	In 2023, this mainly relates to the acquisition of VOO (see Note 3.2).

Accounting policies

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable net carrying value. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group.

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Prepaid expenses

5.5    Prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2023	2022	2021
Prepaid external purchases	800	780	611
Other prepaid operating expenses	68	72	240
Total	868	851	851

(in millions of euros)	2023	2022	2021
Prepaid expenses - in the opening balance	851	851	850
Business related variations	19	57	5
Changes in the scope of consolidation	16	—	—
Translation adjustment	(27)	(49)	10
Reclassifications and other items	10	(8)	(13)
Prepaid expenses - in the closing balance	868	851	851

Trade payables (goods and services)

5.6    Trade payables (goods and services)

(in millions of euros)	2023	2022	2021
Trade payables - in the opening balance	7,067	6,738	6,475
Business related variations	(124)	297	41
Changes in the scope of consolidation(1)	126	9	125
Translation adjustment	(36)	(71)	47
Reclassifications and other items	10	95	49
Trade payables - in the closing balance	7,042	7,067	6,738
o/w trade payables from telecoms activities	7,031	6,951	6,652
o/w trade payables from Mobile Financial Services	11	116	86

(1)	Including 123 million euros related to the acquisition of VOO in 2023 and 108 million euros related to the acquisition of Telekom Romania Communications in 2021.

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the regulations in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables for goods and services and fixed assets that were subject to a payment extension, and which had an impact on the change in working capital requirement at the end of the period, amounted to approximately 354 million euros at December 31, 2023, 377 million euros at December 31, 2022, and 460 million euros at December 31, 2021.

Accounting policies

Trade payables resulting from commercial transactions and settled in the normal operating cycle are classified as current items. They include payables that the supplier may have assigned, with or without notification, to financial institutions as part of direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to have the characteristics of trade payables, in particular due to the ongoing commercial relationship, the payment schedules ultimately consistent with the operating cycle of a telecommunication operator, in particular for the purchase of primary infrastructure, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

Other liabilities

5.7    Other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Orange Money - units in circulation(1)	1,430	1,242	1,030
Provisions for litigation(2)	283	387	405
Submarine cable consortium(1)	272	230	191
Security deposits received	103	111	128
Cable network access fees (URI)	14	25	38
Other	976	806	852
Total	3,078	2,802	2,644
o/w other non-current liabilities	299	276	306
o/w other current liabilities	2,779	2,526	2,338

(1)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 4.5).
(2)	See Note 5.2.

(in millions of euros)	2023	2022	2021
Other liabilities - in the opening balance	2,802	2,644	2,574
Business related variations	176	129	54
Changes in the scope of consolidation(1)	63	6	9
Translation adjustment	(13)	—	29
Reclassifications and other items	52	23	(22)
Other liabilities - in the closing balance	3,078	2,802	2,644

(1)	Including 41 million euros related to the acquisition of VOO in 2023 (see Note 3.2).